UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-08885

Alight Series Trust
(Exact name of registrant as specified in charter)

4 Overlook Point, Lincolnshire, Illinois	60069
(Address of principal executive offices)	(Zip code)

Douglas S. Keith, 4 Overlook Point, Lincolnshire, Illinois 60069
(Name and address of agent for service)

Registrant’s telephone number, including area code:	224-737-7000

Date of fiscal year end:	12/31/2023

Date of reporting period:	07/01/2022 – 06/30/2023

Item 1.  Proxy Voting Record

Alight Money Market Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. No records are attached.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alight Series Trust

By: /s/ Jeremy Fritz
Jeremy Fritz, President

Date: 8/28/2023

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